STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Share-Based Payment Arrangement [Abstract]
SUMMARY OF STOCK OPTION ACTIVITY

A summary of stock option activity for the nine months ended December 31, 2021 is summarized below:

	December 31, 2021
	Number of Options	Weighted Average Exercise Price
Stock Options:
Balance at beginning of period	1,680,000	$0.32
Granted	110,000	$0.25
Exercised	(80,000)	$0.18
Balance at end of period	1,710,000	$0.33

Options exercisable at end of period	1,600,000	$0.33

A summary of stock option activity for each of the years presented is summarized below.

	Fiscal 2021		Fiscal 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Stock Options:
Balance at beginning of year	2,230,000	$0.26	2,210,000	$0.25
Granted	100,000	$0.29	100,000	$0.38
Exercised	(440,000)	$0.06	(60,000)	$0.17
Forfeited	(210,000)	$0.17	(20,000)	$0.03
Balance at end of year *	1,680,000	$0.32	2,230,000	$0.26

Options exercisable at end of year	1,580,000	$0.33	2,130,000	$0.25

SCHEDULE OF EMPLOYEE STOCK OPTIONS OUTSTANDING

The following table summarizes information about employee stock options outstanding at December 31, 2021:

Range of Exercise Price	Number Outstanding at December 31, 2021	Weighted Average Remaining Contractural Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2021	Weighted Average Exercise Price
$.12 - $.38	1,160,000	2.9	$0.24	1,050,000	$0.24
$.47 - $.55	550,000	5.2	$0.50	550,000	$0.50
*	1,710,000			1,600,000

*	Total number of options outstanding as of December 31, 2021 includes 650,000 options issued to three current and four former directors as compensation, and 1,090,000 options issued to key employees.

The following table summarizes information about employee stock options outstanding at March 31, 2021:

Range of Exercise Price	Number Outstanding at March 31, 2021	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at March 31, 2021	Weighted Average Exercise Price
$0.12 - $0.38	1,130,000	4.0	$0.24	1,030,000	$0.23
$0.47 - $0.55	550,000	6.4	$0.50	550,000	$0.50
*	1,680,000			1,580,000

*	Total number of options outstanding as of March 31, 2021 includes 600,000 options issued to five current and two former directors as compensation and 1,040,000 options issued to key employees that were not issued from the Plan.

SCHEDULE OF COMMON STOCK WARRANTS ISSUED AND OUTSTANDING

As per the execution of the August 2021 private placement as disclosed in Note 2 and Note 10, common warrants and pre-funded warrants issued and outstanding as of December 31, 2021 are as follows:

Number of Shares
Warrants outstanding at March 31, 2021	-
Common warrants issued	34,666,667
Pre-funded warrants issued	16,833,333
Warrants outstanding at December 31, 2021	51,500,000

SCHEDULE OF WARRANTS EXPIRATION

As of December 31, 2021, the Company’s warrants by expiration date were as follows:

Number of CommonWarrants	Number of Pre-funded Warrants	Exercise Price	Expiration Date
34,666,667	-	$0.35	9/15/2026
-	16,833,333	$0.01	N/A*
34,666,667	16,833,333

*	Pre-funded warrants expire on the dates they are exercised.